Operating Lease Liabilities (Details) - Schedule of Supplemental Cash Flow Information Related to Operating Leases - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Supplemental Cash Flow Information Related to Operating Leases [Abstract]
Cash paid for operating leases	$ (1,403,266)	$ (2,837,048)
Total	$ (1,403,266)	$ (2,837,048)